Rule 497(d)

               DEAN WITTER SELECT MUNICIPAL TRUST
                 CALIFORNIA PORTFOLIO SERIES 60
                  LONG TERM PORTFOLIO SERIES 90

                    SUPPLEMENT TO PROSPECTUS
                     DATED JANUARY 16, 1996

          The sales charge in the secondary market will reflect different rates depending upon the maturities of the various underlying Securities as follows:

                         (as percent of bid  (as percent of
Time to Maturity          side evaluation)   Offering Price

Less than 1 year                       0%                0%
Over 1 year to 2 years             0.756%             0.75%
Over 2 years to 3 years            1.523%             1.50%
Over 3 years to 6 years            2.564%             2.50%
Over 6 years to 10 years           3.627%             3.50%
Over 10 years to 14 years          4.712%             4.50%
15 years and over                  5.820%             5.50%

     The prospectus included in the Registration Statement for Dean Witter Select Municipal Trust, California Portfolio Series
60 and Long Term Portfolio Series 90 is hereby incorporated by reference.